Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of current and deferred tax benefit (expense), including amounts presented as discontinued operations (Note 18), were as follows.

	Year ended December 31,
(In thousands)	2018	2017	2016
Current
Federal	$2,881	$(20,316)	$(2,720)
State and local	1,168	(3,606)	(1,436)
Foreign	(13,698)	(16,138)	(8,244)
Total current tax benefit (expense)	(9,649)	(40,060)	(12,400)
Deferred
Federal	64,962	110,711	6,214
State and local	1,320	18,235	(713)
Foreign	3,148	9,513	2,117
Total deferred tax benefit	69,430	138,459	7,618
Total income tax benefit (expense) from continuing and discontinued operations (1)	$59,781	$98,399	$(4,782)

__________
(1)
Includes current tax expense of $0.2 million, $0.7 million and $0.1 million, respectively, and deferred tax expense of $5,000, $1.4 million and $0.5 million, respectively, related to discontinued operations.

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and deferred tax liabilities arising from temporary differences were as follows.

(In thousands)	December 31, 2018	December 31, 2017
Deferred tax assets
Net operating and capital loss carry forwards (1)	$56,609	$30,019
Equity-based compensation	17,162	28,071
Basis difference—investment in partnerships	7,745	—
Foreign tax credits (2)	892	1,682
Straight-line and prepaid rent expense	7,850	3,601
Deferred income	—	1,932
Deferred interest expense	472	1,924
Other	2,904	7,947
Gross deferred tax assets	93,634	75,176
Valuation allowance (3)	(22,062)	(23,852)
Deferred tax assets, net of valuation allowance	71,572	51,324
Deferred tax liabilities
Management contract intangibles	33,693	90,605
Basis difference—investment in partnerships	—	5,822
Basis difference—real estate	63,901	68,687
Deferred income	1,263	—
Other	108	1,643
Gross deferred tax liabilities	98,965	166,757
Net deferred tax liability	$(27,393)	$(115,433)
__________

(1)
At December 31, 2018 and 2017, deferred tax asset was recognized on net operating losses of $251.2 million and $121.3 million, respectively. Net operating losses attributable to U.S. federal and state, where applicable, generally begin to expire in 2030, or can be carried forward indefinitely. Net operating losses attributable to foreign operations can generally be carried forward indefinitely.

(2)	Foreign tax credits expire beginning 2026.
(3)
The ending balance of the valuation allowance at December 31, 2017 reflects a $12.3 million reduction resulting from the impact of the Tax Cuts and Jobs Act.

Schedule of Effective Income Tax Rate Reconciliation
The Company's income tax benefit varied from the amount computed by applying the statutory income tax rate to income from continuing and discontinued operations before income taxes. A reconciliation of the statutory U.S. income tax to the Company's effective income tax is presented as follows:

	Year Ended December 31,
(Amounts in thousands)	2018	2017	2016
Income (loss) from continuing and discontinued operations before income taxes	$(554,956)	$(163,012)	$295,508
Pre-tax income attributable to pass-through subsidiaries	312,939	(89,104)	(306,644)
Pre-tax loss attributable to taxable subsidiaries	(242,017)	(252,116)	(11,136)
Federal tax benefit at statutory tax rate (21%, 35% and 35%, respectively)	50,824	88,241	3,365
State and local income taxes, net of federal income tax benefit	10,983	9,380	88
Foreign income tax differential	(3,533)	6	(5,441)
Nondeductible expenses	(4,648)	(20,372)	(1,128)
Excess inclusion income tax expense	—	—	(1,311)
Valuation allowance, net	2,874	(3,555)	(692)
Impact of Tax Cuts and Jobs Act	2,190	24,908	—
Other	1,091	(209)	337
Income tax benefit (expense) from continuing and discontinued operations	$59,781	$98,399	$(4,782)